Warrants - Number of warrants outstanding, exercise price, and expiration dates (Details) - Pre-Funded Warrants - $ / shares	Mar. 31, 2024	Dec. 31, 2023
Warrant issued 6,899,996 exercise price 11.50
Warrants
Warrants Issued	6,899,996	6,899,996
Exercise Price	$ 11.50	$ 11.50
Warrant issued 5,910,000 exercise price 11.50
Warrants
Warrants Issued	5,910,000	5,910,000
Exercise Price	$ 11.50	$ 11.50
Warrant issued 3,782,000 exercise price 0.001
Warrants
Warrants Issued	3,782,000	3,782,000
Exercise Price	$ 0.001	$ 0.001